CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Shares	Treasury Shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Retained deficit	Retained deficit Cumulative Effect, Period of Adoption, Adjustment	Retained deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance
Balance (in shares) at Dec. 31, 2019				36,233,361	36,233,361
Balance (in shares) at Dec. 31, 2019						44,487	44,487
Balance at Dec. 31, 2019	$ 381,325	$ (779)	$ 380,546	$ 435,532	$ 435,532	$ (370)	$ (370)	$ 38,212	$ 38,212	$ (78,833)	$ (779)	$ (79,612)	$ (13,216)	$ (13,216)
Increase (Decrease) in Stockholders' Equity
Stock option exercises (note 11) (in shares)				178,223
Stock option exercises (note 12)	1,964			$ 2,765				(801)
Stock-based compensation (note 12)	19,940							19,940
Purchase of treasury shares for RSU distribution (in shares)						240,800
Purchase of treasury shares for RSU distribution	(2,802)					$ (2,802)
Distribution of vested RSUs (in shares)				(207,855)		(238,782)
Distribution of vested RSUs	(1,530)			$ 3,702		$ 2,630		(7,862)
Net loss	(49,341)									(49,341)
Foreign currency translation adjustments, net of tax	$ 7,636												7,636
Balance (in shares) at Dec. 31, 2020	36,619,439			36,619,439
Balance (in shares) at Dec. 31, 2020	46,505					46,505
Balance at Dec. 31, 2020	$ 356,413			$ 441,999		$ (542)		49,489		(128,953)			(5,580)
Increase (Decrease) in Stockholders' Equity
Stock option exercises (note 11) (in shares)				390,972
Stock option exercises (note 12)	5,406			$ 7,715				(2,309)
Stock-based compensation (note 12)	19,834							19,834
Purchase of treasury shares for RSU distribution (in shares)						615,122
Purchase of treasury shares for RSU distribution	(10,772)					$ (10,772)
Distribution of vested RSUs (in shares)				(764,389)		(541,866)
Distribution of vested RSUs	(1,058)			$ 10,617		$ 9,186		(18,267)		(2,594)
Net loss	(89,017)
Foreign currency translation adjustments, net of tax	$ (3,152)												(3,152)
Balance (in shares) at Dec. 31, 2021	37,774,800			37,774,800
Balance (in shares) at Dec. 31, 2021	119,761					119,761
Balance at Dec. 31, 2021	$ 277,654			$ 460,331		$ (2,128)		$ 48,747		$ (220,564)			$ (8,732)